THE SARATOGA ADVANTAGE TRUST

Large Capitalization Value Portfolio	(Ticker: SLVYX)

Supplement dated February 13, 2019 to the Class A Shares Prospectus

Dated December 31, 2018 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION VALUE PORTFOLIO” beginning on page 44 of the Prospectus. All references to Martin D. Sass under the sub-heading “Adviser” on page 46 are deleted. The second, third, fourth and fifth sentences under the sub-heading “Adviser” located on page 46 are deleted in their entirety and replaced with the following:

The Portfolio is managed by a M.D. Sass’ team of equity portfolio analysts. Ari Sass, President of M.D. Sass, has primary responsibility for the day-to-day management of the Portfolio, which he assumed in January 2019. Previously Mr. Sass served as Co-Portfolio Manager since January 2018.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

Large Capitalization Value Portfolio	(Ticker: SLVCX)

Supplement dated February 13, 2019 to the Class C Shares Prospectus

Dated December 31, 2018 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION VALUE PORTFOLIO” beginning on page 44 of the Prospectus. All references to Martin D. Sass under the sub-heading “Adviser” on page 46 are deleted. The second, third, fourth and fifth sentences under the sub-heading “Adviser” located on page 46 are deleted in their entirety and replaced with the following:

The Portfolio is managed by a M.D. Sass’ team of equity portfolio analysts. Ari Sass, President of M.D. Sass, has primary responsibility for the day-to-day management of the Portfolio, which he assumed in January 2019. Previously Mr. Sass served as Co-Portfolio Manager since January 2018.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

Large Capitalization Value Portfolio	(Ticker: SLCVX)

Supplement dated February 13, 2019 to the Class I Shares Prospectus

Dated December 31, 2018 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION VALUE PORTFOLIO” beginning on page 44 of the Prospectus. All references to Martin D. Sass under the sub-heading “Adviser” on page 46 are deleted. The second, third, fourth and fifth sentences under the sub-heading “Adviser” located on page 46 are deleted in their entirety and replaced with the following:

The Portfolio is managed by a M.D. Sass’ team of equity portfolio analysts. Ari Sass, President of M.D. Sass, has primary responsibility for the day-to-day management of the Portfolio, which he assumed in January 2019. Previously Mr. Sass served as Co-Portfolio Manager since January 2018.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated February 13, 2019 to the Statement of Additional Information Dated

December 31, 2018 of the Saratoga Advantage Trust (the “SAI”)

	Class A	Class I	Class C
Large Capitalization Value Portfolio	SLVYX	SLCVX	SLVCX

All references in the SAI to Mr. Martin D. Sass are hereby deleted.

This Supplement updates and supersedes any contrary information contained in the SAI.

Please retain this supplement for future reference.